SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses:
Interest on short-term and long-term bank credit and bank charges and others	$ (157)	$ (273)	$ (52)
Foreign exchange loss, net	(58)	0	(985)
Total financial expenses	(215)	(273)	(1,037)
Financial income:
Interest on short-term and long-term bank deposits	151	48	26
Foreign exchange income, net	0	366	0
Total financial income	151	414	26
Financial income (expenses), net	$ (64)	$ 141	$ (1,011)